Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expense [Abstract]
Current tax expense (recovery)	$ (1,132)	$ 12,039	$ 1,053	$ 14,471
Deferred tax expense (recovery)	6,540	(8,241)	(4,996)	(9,755)
Tax expense (recovery)	$ 5,408	$ 3,798	$ (3,943)	$ 4,716